Discontinued Operations and Assets Held for Sale - Narrative (Details) - USD ($) $ in Millions		12 Months Ended
	Jul. 01, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on sale of discontinued operations, net of tax		$ 77	$ 0	$ 0
Receivable from Buyer		$ 47	0
Transition services, expiration period		2 years
Maximum potential commitments	$ 107	$ 101
Guarantor obligations, maximum exposure, annual increase, percent		3.00%
Minimum guaranteed payments		$ 10
Rhode Island VLT Company LLC
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on sale of discontinued operations, net of tax		$ 79
Ownership percentage		60.00%
Discontinued Operations, Disposed of by Sale | IGT Gaming
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash consideration	134
Sale price	4,100
Gain on sale of business	112
Tax effect of gain (loss) from disposal of discontinued operation	35	$ 35	$ 0	$ 0
Gain on sale of discontinued operations, net of tax	77
Receivable from Buyer	$ 47